Retirement Plans (Schedule Of Net Periodic Benefit Expense) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Retirement Plans
Service cost	$ 1	$ 3	$ 3
Interest cost	7	7	7
Expected return on plan assets	(7)	(5)	(7)
Amortization of actuarial loss		4	10
Contractual termination benefits	1	1
Net periodic benefit cost	$ 2	$ 10	$ 13